REVENUES FROM CONTRACTS WITH CUSTOMERS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
REVENUES FROM CONTRACTS WITH CUSTOMERS
REVENUES FROM CONTRACTS WITH CUSTOMERS

2.   REVENUES FROM CONTRACTS WITH CUSTOMERS

The following table summarizes revenues from our contracts disaggregated by revenue generating activity (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Casino gaming	$22,938	$11,460	$59,890	$34,331
Market access and live dealer studio	2,301	1,538	6,319	4,338
Reimbursables	689	472	1,882	1,186
Total revenue	$25,928	$13,470	$68,091	$39,855

Casino gaming revenue and reimbursable revenue is recognized at a point in time, while market access and live dealer studio revenue are earned over time.

The following table provides information about receivables, contract assets and contract liabilities related to contracts with customers (in thousands):

	September 30,	December 31,
	2020	2019
Receivables included in “Accounts receivable – trade and other”	$4,154	$3,264
Contract assets	$—	$—
Contract liabilities	$(9,848)	$(6,750)

Significant changes in contract liabilities balances during 2020 and 2019 are as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Decrease due to recognition of revenue	$(453)	$(721)	$(1,775)	$(2,085)
Increase due to cash received, excluding amounts recognized as revenue	$(261)	$—	$4,873	$—

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of September 30, 2020. The estimated revenue does not include amounts of variable consideration that are constrained (in thousands):

Year Ending December 31,
2020 (remaining)	$757
2021	3,269
2022	2,633
Thereafter	3,189
$9,848

2.   REVENUES FROM CONTRACTS WITH CUSTOMERS

Effective January 1, 2018, we adopted Accounting Standards Codification (“ASC”) Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective method. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaborative arrangements and financial instruments. Under ASC 606, an entity recognizes revenue when it transfers control of the promised goods or services to its customer, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. If control transfers to the customer over time, an entity selects a method to measure progress that is consistent with the objective of depicting its performance.

In determining the appropriate amount of revenue to be recognized as we fulfill our obligations under the agreement, the following steps must be performed at contract inception: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) we satisfy each performance obligation.

Real Money Online Gaming

Our revenues are principally derived from real money online gaming, and are measured by the aggregate net difference between gaming wins and losses and recorded as Casino gaming revenue in the accompanying statements of operations.

Jackpots, other than the incremental amount of progressive jackpots, are recognized at the time they are won by customers. We accrue the incremental amount of progressive jackpots as the progressive game is played, and the progressive jackpot amount increases, with a corresponding reduction to casino revenues. Free play and other incentives to customers related to internet gaming play are recorded as a reduction of casino gaming revenue.

Market Access Agreements

We have been contracted to manage multi-year market access agreements with online gaming operators that are authorized to operate online casino wagering and online sports betting, for which we receive royalties. Initial fees received for the market access agreements and prepaid guaranteed minimum royalties are deferred and recognized over the term of the contract as the performance obligations are satisfied.

We generally receive monthly royalties that can be fixed amounts or based on a percentage of Net Gaming Revenues (as defined) (“NGR”), and in some cases we receive upfront minimum royalty payments for specified contract periods. Royalties owed by the customer in excess of these minimum royalty amounts are collected as earned. Some contracts call for a one-time non-refundable market access fee to be paid at the inception of the contract.

Live Studio Broadcast License Agreements

We have been contracted to manage multi-year live studio broadcast license agreements with authorized online gaming operators that provide for the use of the live table games that are broadcast from our studio at the Golden Nugget in Atlantic City, New Jersey. We receive royalties from the online gaming operators using the studio based on a percentage of gross gaming revenue (“GGR”). We also offer some “private tables” for which we receive a flat monthly fee in addition to a percentage of GGR and/or a share of costs.

Reimbursable Revenue

We receive partial or pro-rated reimbursements from our partners for the annual upfront initial or renewal permit fees charged by gaming authorities, other gaming related costs and expenses and certain specifically designated personnel costs incurred in connection with fulfilling our contracts. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and timing thereof is dependent on factors outside of our influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer.

Loyalty Programs

We have established promotions and a player’s club to encourage repeat business from frequent and active online gaming patrons. Members earn points based on gaming activity and such points can be redeemed for cash and free play into the patron’s online gaming account. The incentives earned by customers under these programs are based on their past play and represent separate performance obligations. Player club points generally expire within ninety days of patron inactivity.

As player’s club points earned can be redeemed for cash, we defer 100% of the cash converted point balance as they are earned and record a reduction to casino gaming revenue.

Deferred revenue liabilities from contracts related to our loyalty program included in accrued gaming and related taxes in our accompanying balance sheets was $25 thousand and $26 thousand as of December 31, 2019 and 2018, respectively.

Disaggregation of Revenue

The following table summarizes revenues from our contracts disaggregated by revenue generating activity contained therein for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Casino gaming	$47,694	$38,827
Market access and live studio	5,903	2,615
Reimbursables	1,824	1,460
Total revenue	55,421	42,902

Casino gaming revenue and reimbursable revenue is recognized at a point in time, while market access and live studio revenue are earned over time.

Contract Balances

Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Payment terms on invoiced amounts are payable upon receipt. Contract liabilities include payments received for initial set-up fees and upfront guaranteed minimum royalty fees, which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.

The following table provides information about receivables, contract assets and contract liabilities related to contracts with customers (in thousands):

	Year Ended December 31,
	2019	2018
Receivables, which are included in “Accounts receivable – trade and other”	$3,264	$2,270
Contract assets	—	—
Contract liabilities	(6,750)	(9,462)

Significant changes in contract assets and contract liabilities balances during 2019 and 2018 are as follows (in thousands):

	2019 Contract Liabilities	2018 Contract Liabilities
Revenue recognized that was included in contract liabilities at beginning of period	$2,712	$978
Increase in contract liabilities due to cash received, excluding amounts recognized as revenue	—	(7,625)

Transaction Price Allocated to the Remaining Performance Obligation

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of December 31, 2019. The estimated revenue does not include amounts of variable consideration that are constrained (in thousands):

	Year Ended December 31,
	2020	2021	2022	Thereafter	Total
Revenue	$2,113	$1,518	$1,233	$1,886	$6,750